LEASES - Components of lease cost, weighted average lease terms and discount rates (Details) - USD ($)	1 Months Ended	3 Months Ended		9 Months Ended		12 Months Ended
	Jun. 30, 2022	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Lease Cost:
Operating lease cost		$ 223,304	$ 68,709	$ 711,661	$ 206,126	$ 324,929
Finance lease cost:
Amortization of assets obtained under finance leases		285,251	274,712	681,763	597,904	772,870
Interest on lease liabilities		126,880	104,409	282,990	223,263	288,969
Finance leases cost		$ 412,131	$ 379,121	$ 964,753	821,167	$ 1,061,839
Weighted average discount rate:
Operating leases		10.00%		10.00%		10.31%
Finance leases		10.20%		10.20%		11.17%
Weighted average remaining lease term:
Operating leases		9 years 3 months 18 days		9 years 3 months 18 days		9 years 7 months 6 days
Finance leases		3 years 2 months 12 days		3 years 2 months 12 days		3 years 6 months
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash flows from operating leases				$ (355,060)		$ (159,348)
Operating cash flows from finance leases				246,879		772,870
Financing cash flows from finance leases				(1,026,701)	(822,315)	(1,222,270)	$ (777,431)
Right-of-use assets obtained in exchange for lease liabilities:
Acquisition of ROU assets through operating leases						5,435,661
Acquisition of property and equipment through finance financing					1,560,520	2,233,834
Addition of ROU assets from finance lease modification	$ 239,000				$ 239,000	239,000
ROU assets obtained in exchange for finance lease obligations				$ 1,273,511		$ 2,472,834